Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 1,433,534	€ 1,385,537
Business combinations	267,805	2,239
Additions	(16,257)	20,033
Transfers	1,382	(750)
Disposals	(10,018)	(641)
Translation differences	(118,796)	27,116
Intangible assets at end of the year	1,557,650	1,433,534
Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	770,715	793,032
Additions	(37,739)	(38,040)
Translation differences	(60,279)	15,723
Intangible assets at end of the year	672,697	770,715
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	2,195,126	2,054,740
Additions	82,532	101,923
Business combinations	267,805	2,239
Transfers	3,558	291
Disposals	(10,244)	(701)
Translation differences	(168,404)	36,634
Intangible assets at end of the year	2,370,373	2,195,126
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	435,339	377,312
Additions	35,301	53,847
Business combinations	265,571
Disposals		(591)
Translation differences	(34,821)	4,771
Intangible assets at end of the year	701,390	435,339
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	229,997	196,410
Additions	16,174	26,222
Business combinations	5	2,587
Transfers	(6)	293
Translation differences	(18,147)	4,485
Intangible assets at end of the year	228,023	229,997
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	258,597	234,423
Additions	27,939	21,846
Business combinations	2,229	17
Transfers	3,963	(518)
Disposals	(11)	(105)
Translation differences	(13,066)	2,934
Intangible assets at end of the year	279,651	258,597
Gross carrying amount | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,092,834	1,071,827
Translation differences	(88,169)	21,007
Intangible assets at end of the year	1,004,665	1,092,834
Gross carrying amount | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	178,359	174,768
Additions	3,118	8
Business combinations		(365)
Transfers	(399)	516
Disposals	(10,233)	(5)
Translation differences	(14,201)	3,437
Intangible assets at end of the year	156,644	178,359
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(693,948)	(602,868)
Additions	(95,812)	(81,890)
Transfers	(2,176)	(1,041)
Disposals	226	60
Translation differences	44,116	(8,209)
Intangible assets at end of the year	(747,593)	(693,948)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(103,531)	(90,107)
Additions	(23,810)	(13,357)
Translation differences	1,466	(67)
Intangible assets at end of the year	(125,875)	(103,531)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(43,656)	(36,760)
Additions	(8,221)	(6,386)
Transfers	(1,732)
Translation differences	2,412	(510)
Intangible assets at end of the year	(51,197)	(43,656)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(143,806)	(126,653)
Additions	(19,198)	(15,963)
Transfers	(9,833)	(278)
Disposals	12	60
Translation differences	5,701	(972)
Intangible assets at end of the year	(167,124)	(143,806)
Accumulated depreciation and amortisation | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(322,119)	(278,795)
Additions	(37,739)	(38,040)
Translation differences	27,890	(5,284)
Intangible assets at end of the year	(331,968)	(322,119)
Accumulated depreciation and amortisation | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(80,836)	(70,553)
Additions	(6,844)	(8,144)
Transfers	9,389	(763)
Disposals	214
Translation differences	6,647	(1,376)
Intangible assets at end of the year	(71,430)	(80,836)
Accumulated impairment | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(67,644)	(66,335)
Additions	(2,977)
Translation differences	5,492	(1,309)
Intangible assets at end of the year	€ (65,130)	€ (67,644)